Property and equipment, net (Tables)	6 Months Ended
Oct. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	As of
	April 30, 2025	October 31, 2025	October 31, 2025
	S$	S$	US$
	Audited	Unaudited	Unaudited
Production equipment	742,860	742,860	570,887
Computer and software	94,238	93,320	71,716
Furniture and Fittings	9,070	12,202	9,377
Office Equipment	6,689	6,689	5,140
Renovation	117,803	117,803	90,532
Construction in Progress	868	8,280	6,365
Total	971,528	981,154	754,017
Less: accumulated depreciation	(684,970)	(773,107)	(594,133)
Net book value	286,558	208,047	159,884